Share- Based Compensation - Fair Value of Share Option Granted (Detail)		12 Months Ended
		Dec. 31, 2020 Multiple $ / shares	Dec. 31, 2019 Multiple $ / shares	Dec. 31, 2018 Multiple $ / shares
Expected volatility, minimum	[1]	46.80%	45.82%	48.13%
Expected volatility, maximum	[1]	53.05%	47.20%	49.11%
Risk-free interest rate, minimum	[2]	0.78%	1.75%	2.85%
Risk-free interest rate, maximum	[2]	0.99%	2.82%	3.14%
Exercise multiple | Multiple			2.8	2.8
Expected dividend yield	[3]	0.00%	0.00%	0.00%
Contractual term		10 years	10 years	10 years
Expected forfeiture rate (post-vesting)		5.00%	5.00%	5.00%
Exercise price		$ 0.60	$ 0.60	$ 0.60
Minimum [Member]
Exercise multiple | Multiple		2.2
Exercise price		$ 0.01
Fair value of the common share on the date of option grant (US$)	[4]	$ 1.26	2.90	8.25
Maximum [Member]
Exercise multiple | Multiple		2.8
Exercise price		$ 3.24
Fair value of the common share on the date of option grant (US$)	[4]	$ 4.11	$ 11.94	$ 13.39

[1]	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
[2]	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the US Treasury Strip Bond with a maturity life equal to the expected life to expiration.
[3]	The Company has no history or expectation of paying dividends on its ordinary shares.
[4]	Before the IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third party valuation firm by using income approach.